SUBSEQUENT EVENTS (Details) In Millions, unless otherwise specified			0 Months Ended
	Jun. 30, 2011 USD ($)	Apr. 30, 2013 Subsequent Event Bitel LLC USD ($)	Apr. 03, 2013 Subsequent Event Exchange-traded ruble-denominated notes USD ($)	Apr. 03, 2013 Subsequent Event Exchange-traded ruble-denominated notes RUB	Apr. 03, 2013 Subsequent Event MTS Bank USD ($)	Apr. 03, 2013 Subsequent Event MTS Bank RUB
Subsequent events
Percentage of ownership acquired					25.095%	25.095%
Purchase price for additional share issuance					$ 163.50	5,090.00
Ownership interest after acquisition (as a percent)					26.75%	26.75%
Previously owned interest (as a percent)					1.66%	1.66%
Par value amount of debt			321.4	10,000.0
Maturity period of notes			10 years	10 years
Semiannual coupon payments rate (as a percent)			8.25%	8.25%
Repurchase period of notes			5 years	5 years
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court	500	500
Increased worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court		$ 900